Fair Value of Financial Instruments - Classification of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Total cash equivalents	$ 2,241	$ 10,110
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Total cash equivalents	2,241	10,110
Liabilities:
Warrants
Liabilities
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Money Market Mutual Funds
Assets:
Total cash equivalents	2,241	10,110
Fair Value, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Total cash equivalents
Liabilities:
Warrants
Liabilities
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Money Market Mutual Funds
Assets:
Total cash equivalents
Fair Value, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Total cash equivalents
Liabilities:
Warrants		7
Liabilities		7
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Money Market Mutual Funds
Assets:
Total cash equivalents